Business activity (Details Narrative) $ / shares in Units, € in Thousands, £ in Millions							1 Months Ended			6 Months Ended
		Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	Jun. 30, 2022 shares	Jun. 06, 2020 USD ($) $ / shares shares	Jun. 06, 2020 EUR (€)	Apr. 30, 2025 GBP (£)	Nov. 30, 2024 EUR (€)	Aug. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jul. 28, 2025 USD ($)	Jul. 10, 2025 shares	May 16, 2025 USD ($)	Apr. 09, 2025 EUR (€)	Apr. 09, 2025 GBP (£)	Mar. 31, 2025 USD ($) shares	Mar. 03, 2025 USD ($) shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 13, 2025 USD ($) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 06, 2020 EUR (€) shares
IfrsStatementLineItems [Line Items]
Entity incorporation, date of incorporation										Apr. 03, 2020
Gross proceeds from issuance of shares | €										€ 253	€ 5,942
Damages claim filed against financial misrepresentation | €								€ 27,000
Issuances value | €										8,117											€ 10,699	€ 2,731
Equity offering value | €										€ 3											€ 3
Minimum bid price per share | $ / shares																			$ 1.00
Target [member]
IfrsStatementLineItems [Line Items]
Percentage of equity interests acquired															100.00%	100.00%
Total consideration value															€ 57,000	£ 50.0
Revenue | £							£ 42.0
Net income | £							£ 6.8
Subsequent events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		3,244,660											783,376
Equity offering value												$ 2,064,000.000
Gross proceeds		$ 4,300,000
Senior convertible notes [member]
IfrsStatementLineItems [Line Items]
Principal amount																	$ 2,600,000	$ 1,300,000	$ 2,600,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	[1]																5,156,437		5,156,437
Share-based payment awards granted | shares				1,137,000
Class A ordinary shares [member] | Senior convertible notes [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																				2,292,040
Principal amount																				$ 1,281,000
Issuances value																				$ 25,000,000
Class A ordinary shares [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Share-based payment awards granted | shares				1,137,000
Warrants [member] | Senior convertible notes [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																		2,864,397
ATM equity offering program [member]
IfrsStatementLineItems [Line Items]
Equity offering value														$ 2,064,262
ATM equity offering program [member] | Subsequent events [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			7,380,985
Equity offering value												$ 4,184,000		$ 2,064,000.000
Gross proceeds			$ 2,063.999
Class A ordinary shares [member] | Private in public equity investment [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					2,450,000																		2,450,000
Ordinary shares issued, price per share | $ / shares					$ 10.25
Gross proceeds from issuance of shares					$ 25,100,000	€ 20,700
Fusion fuel spain SL [member]
IfrsStatementLineItems [Line Items]
Reverse recapitalization, net asset value					$ 54,000,000																		€ 44,400
Hydrogenial S [member]
IfrsStatementLineItems [Line Items]
Subscription agreement investment amount									$ 33,500,000
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Stake acquired in subsidiary								69.36%

[1]	Unless otherwise stated, all references to shares in this document reflect the pre-stock split amounts and have not been adjusted for the 1-for-35 split.